Land, furniture and equipment - Net: Right-of-use assets of leasing assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Jan. 01, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets with property leases	$ 25,753		$ 24,451
Lease liabilities	$ 22,367		$ 23,547
Weighted average interest rates of the lessee applied to lease liabilities	12.50%		9.70%	9.20%
Corporate offices
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	5 years	5 years
Amount of monthly operating lease payments	$ 466	$ 27,500
Number of months rent for security deposit	2 months	2 months
Transportation equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	48 months	48 months
Percentage of default monthly interest rate in the event of nonpayment of lease payment	3.00%	3.00%